Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2020
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2021
Document Effective Date	Jun. 23, 2021
Prospectus Date	Jun. 28, 2021